Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value [Abstract]
Trading securities, assets	[1]	€ 4,634	€ 5,012
Positive market values from derivative financial instruments	[1]	7,340	9,798
Other trading assets	[1]	4,409	5,674
Financial assets designated at fair value through profit or loss	[1]	1,488	1,601
Financial assets available for sale	[1]	4,104	4,153
Other financial assets at fair value	[1]	47	33
Total financial assets held at fair value	[1]	22,022	26,271
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[1]	2	52
Negative market values from derivative financial instruments	[1]	5,992	8,857
Other trading liabilities	[1]	0	0
Financial liabilities designated at fair value through profit or loss	[1]	1,444	2,229
Other financial liabilities at fair value	[1],[2]	(298)	(848)
Total financial liabilities held at fair value	[1]	7,139	10,290
Balance, beginning of year [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		5,012	6,669
Positive market values from derivative financial instruments		9,798	9,445
Other trading assets		5,674	6,082
Financial assets designated at fair value through profit or loss		1,601	4,478
Financial assets available for sale		4,153	4,874
Other financial assets at fair value		33	0
Total financial assets held at fair value		26,271	31,549
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		52	18
Negative market values from derivative financial instruments		8,857	7,879
Other trading liabilities		0	0
Financial liabilities designated at fair value through profit or loss		2,229	3,053
Other financial liabilities at fair value		(848)	(1,146)
Total financial liabilities held at fair value		10,290	9,805
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		(1)	0
Positive market values from derivative financial instruments		0	(60)
Other trading assets		(7)	66
Financial assets designated at fair value through profit or loss		0	(509)
Financial assets available for sale		(40)	(1)
Other financial assets at fair value		0	0
Total financial assets held at fair value		(47)	(504)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0	0
Negative market values from derivative financial instruments		(5)	(317)
Other trading liabilities		0	0
Financial liabilities designated at fair value through profit or loss		(7)	0
Other financial liabilities at fair value		0	0
Total financial liabilities held at fair value		(12)	(317)
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[3]	(153)	143
Positive market values from derivative financial instruments	[3]	(610)	(88)
Other trading assets	[3]	(283)	56
Financial assets designated at fair value through profit or loss	[3]	(78)	40
Financial assets available for sale	[3],[4]	205	255
Other financial assets at fair value	[3]	33	0
Total financial assets held at fair value	[3],[5],[6]	(886)	405
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[3]	(6)	0
Negative market values from derivative financial instruments	[3]	(64)	620
Other trading liabilities	[3]	0	0
Financial liabilities designated at fair value through profit or loss	[3]	(128)	(75)
Other financial liabilities at fair value	[3]	268	135
Total financial liabilities held at fair value	[3],[5],[6]	69	680
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		2,144	1,736
Positive market values from derivative financial instruments		0
Other trading assets		2,095	2,196
Financial assets designated at fair value through profit or loss		807	2
Financial assets available for sale		722	920
Other financial assets at fair value		0	0
Total financial assets held at fair value		5,768	4,853
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0	0
Negative market values from derivative financial instruments		0	0
Other trading liabilities		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Other financial liabilities at fair value		0	0
Total financial liabilities held at fair value		0	0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		(1,660)	(3,605)
Positive market values from derivative financial instruments		0
Other trading assets		(2,328)	(3,606)
Financial assets designated at fair value through profit or loss		(118)	(273)
Financial assets available for sale		(249)	(630)
Other financial assets at fair value		0	0
Total financial assets held at fair value		(4,356)	(8,114)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0	0
Negative market values from derivative financial instruments		0	0
Other trading liabilities		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Other financial liabilities at fair value		0	0
Total financial liabilities held at fair value		0	0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[7]	0
Positive market values from derivative financial instruments	[7]	0	0
Other trading assets	[7]	636	735
Financial assets designated at fair value through profit or loss	[7]	63	131
Financial assets available for sale	[7]	0	0
Other financial assets at fair value	[7]	0	0
Total financial assets held at fair value	[7]	699	866
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[7]	0
Negative market values from derivative financial instruments	[7]	0	0
Other trading liabilities	[7]	0	0
Financial liabilities designated at fair value through profit or loss	[7]	146	587
Other financial liabilities at fair value	[7]	0	0
Total financial liabilities held at fair value	[7]	146	587
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[8]	(818)	(990)
Positive market values from derivative financial instruments	[8]	(1,889)	(1,290)
Other trading assets	[8]	(1,803)	(1,527)
Financial assets designated at fair value through profit or loss	[8]	(710)	(1,073)
Financial assets available for sale	[8]	(1,206)	(1,377)
Other financial assets at fair value	[8]	(26)	0
Total financial assets held at fair value	[8]	(6,453)	(6,257)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[8]	(46)	34
Negative market values from derivative financial instruments	[8]	(1,827)	(508)
Other trading liabilities	[8]	0	0
Financial liabilities designated at fair value through profit or loss	[8]	(564)	(729)
Other financial liabilities at fair value	[8]	286	3
Total financial liabilities held at fair value	[8]	(2,151)	(1,200)
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[9]	772	1,589
Positive market values from derivative financial instruments	[9]	2,298	4,158
Other trading assets	[9]	950	2,616
Financial assets designated at fair value through profit or loss	[9]	58	86
Financial assets available for sale	[9]	539	187
Other financial assets at fair value	[9]	7	33
Total financial assets held at fair value	[9]	4,624	8,669
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[9]	1	0
Negative market values from derivative financial instruments	[9]	924	3,316
Other trading liabilities	[9]	0	0
Financial liabilities designated at fair value through profit or loss	[9]	154	245
Other financial liabilities at fair value	[9]	(18)	(26)
Total financial liabilities held at fair value	[9]	1,061	3,534
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[9]	(662)	(528)
Positive market values from derivative financial instruments	[9]	(2,257)	(2,367)
Other trading assets	[9]	(524)	(944)
Financial assets designated at fair value through profit or loss	[9]	(134)	(1,282)
Financial assets available for sale	[9]	(21)	(74)
Other financial assets at fair value	[9]	0	0
Total financial assets held at fair value	[9]	(3,598)	(5,195)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[9]	0	0
Negative market values from derivative financial instruments	[9]	(1,892)	(2,134)
Other trading liabilities	[9]	0	0
Financial liabilities designated at fair value through profit or loss	[9]	(387)	(851)
Other financial liabilities at fair value	[9]	15	187
Total financial liabilities held at fair value	[9]	(2,265)	(2,799)
Balance, end of year [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		4,634	5,012
Positive market values from derivative financial instruments		7,340	9,798
Other trading assets		4,409	5,674
Financial assets designated at fair value through profit or loss		1,488	1,601
Financial assets available for sale		4,104	4,153
Other financial assets at fair value		47	33
Total financial assets held at fair value		22,022	26,271
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		2	52
Negative market values from derivative financial instruments		5,992	8,857
Other trading liabilities		0	0
Financial liabilities designated at fair value through profit or loss		1,444	2,229
Other financial liabilities at fair value		(298)	(848)
Total financial liabilities held at fair value		€ 7,139	€ 10,290

[1]	Amounts in this table are generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments, as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates.
[2]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.
[3]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[4]	Total gains and losses on available for sale include a gain of 94million recognized in other comprehensive income, net of tax, and a loss of 8million recognized in the income statement presented in net gains (losses) on financial assets available for sale.
[5]	For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of 565million and for total financial liabilities held at fair value this is a gain of 123million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.
[7]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[8]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[9]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.